Results related to derecognition of financial liabilities (Details) - EUR (€) € in Thousands	3 Months Ended		24 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Gain on waivers of Amylon convertible loans		€ 408
Total results related to derecognition of financial liabilities		408
Amylon Therapeutics B.V
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			80.00%
Convertible loans Amylon Therapeutics B.V.
Disclosure of detailed information about borrowings [line items]
Gain on waivers of Amylon convertible loans	€ 0	€ 408
Borrowings, interest rate			8.00%
Convertible loans Amylon Therapeutics B.V. | Minimum
Disclosure of detailed information about borrowings [line items]
Period upon which unconverted loans become payable on demand			24 months
Convertible loans Amylon Therapeutics B.V. | Maximum
Disclosure of detailed information about borrowings [line items]
Debt Instrument Conversion Term			36 months
Period upon which unconverted loans become payable on demand			36 months